Segment Disclosures	12 Months Ended
Dec. 31, 2010
Segment Disclosures [Abstract]
Segment Disclosures
Note 18. Segment Disclosures
     Our reporting segments are Williams Partners, Exploration & Production, and Midstream Canada & Olefins. All remaining business activities are included in Other. (See Note 1.)
     Our segment presentation of Williams Partners is reflective of the parent-level focus by our chief operating decision-maker, considering the resource allocation and governance provisions associated with this master limited partnership structure. WPZ maintains a capital and cash management structure that is separate from ours. WPZ is self-funding and maintains its own lines of bank credit and cash management accounts. These factors, coupled with a different cost of capital from our other businesses, serve to differentiate the management of this entity as a whole.
Performance Measurement
     We currently evaluate performance based upon segment profit (loss) from operations, which includes segment revenues from external and internal customers, segment costs and expenses, equity earnings (losses) and income (loss) from investments. The accounting policies of the segments are the same as those described in Note 1. Intersegment sales are generally accounted for at current market prices as if the sales were to unaffiliated third parties.
     The primary types of costs and operating expenses by segment can be generally summarized as follows:
•	Williams Partners — commodity purchases (primarily for NGL and crude marketing, shrink and fuel), depreciation and operation and maintenance expenses;

•	Exploration & Production — commodity purchases (primarily in support of commodity marketing and risk management activities), depletion, depreciation and amortization, lease and facility operating expenses and operating taxes;

•	Midstream Canada & Olefins — commodity purchases (primarily for shrink, feedstock and NGL and olefin marketing activities), depreciation and operation and maintenance expenses.
     Energy commodity hedging by our business units may be done through intercompany derivatives with our Exploration & Production segment which, in turn, enters into offsetting derivative contracts with unrelated third parties. Additionally, Exploration & Production may enter into transactions directly with third parties under their credit agreement. (See Note 11.) Exploration & Production bears the counterparty performance risks associated with the unrelated third parties in these transactions.
     The following geographic area data includes revenues from external customers based on product shipment origin and long-lived assets based upon physical location.

	United States	Other	Total
	(Millions)
Revenues from external customers:
2010	$9,343	$257	$9,600
2009	8,048	190	8,238
2008	11,590	261	11,851

Long-lived assets:
2010	$19,740	$527	$20,267
2009	19,185	410	19,595
2008	18,348	335	18,683
     Our foreign operations are primarily located in Canada and South America. Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.
     The following table reflects the reconciliation of segment revenues and segment profit (loss) to revenues and operating income (loss) as reported in the Consolidated Statement of Operations and other financial information related to long-lived assets.

			Midstream
	Williams	Exploration &	Canada &
	Partners	Production	Olefins	Other	Eliminations	Total
	(Millions)
2010
Segment revenues:
External	$5,344	$3,229	$1,017	$10	$—	$9,600
Internal	371	797	16	14	(1,198)	—

Total revenues	$5,715	$4,026	$1,033	$24	$(1,198)	$9,600

Segment profit (loss)	$1,574	$(1,335)	$172	$68	$—	$479
Less:
Equity earnings (losses)	109	20	—	34	—	163
Income (loss) from investments	—	—	—	43	—	43

Segment operating income (loss)	$1,465	$(1,355)	$172	$(9)	$—	273

General corporate expenses						(221)

Total operating income (loss)						$52

Other financial information:
Additions to long-lived assets*	$904	$2,857	$104	$25	$—	$3,890
Depreciation, depletion & amortization	$568	$884	$23	$21	$—	$1,496

2009
Segment revenues:
External	$4,359	$3,126	$738	$15	$—	$8,238
Internal	243	541	15	12	(811)	—

Total revenues	$4,602	$3,667	$753	$27	$(811)	$8,238

Segment profit (loss)	$1,317	$401	$37	$(39)	$—	$1,716
Less:
Equity earnings (losses)	81	18	—	37	—	136
Income (loss) from investments	—	—	—	(75)	—	(75)

Segment operating income (loss)	$1,236	$383	$37	$(1)	$—	1,655

General corporate expenses						(164)

Total operating income (loss)						$1,491

Other financial information:
Additions to long-lived assets	$1,023	$1,302	$42	$28	$—	$2,395
Depreciation, depletion & amortization	$553	$859	$21	$19	$—	$1,452

2008
Segment revenues:
External	$5,545	$5,091	$1,206	$9	$—	$11,851
Internal	302	1,065	27	15	(1,409)	—

Total revenues	$5,847	$6,156	$1,233	$24	$(1,409)	$11,851

Segment profit (loss)	$1,425	$1,401	$112	$30	$—	$2,968
Less:
Equity earnings (losses)	76	20	—	41	—	137
Income (loss) from investments	—	—	1	—	—	1

Segment operating income (loss)	$1,349	$1,381	$111	$(11)	$—	2,830

General corporate expenses						(149)

Total operating income (loss)						$2,681

Other financial information:
Additions to long-lived assets	$1,212	$2,400	$23	$41	$—	$3,676
Depreciation, depletion & amortization	$518	$702	$23	$16	$—	$1,259

*	Does not include WPZ’s purchase of a business represented by certain gathering and processing assets in Colorado’s Piceance basin from Exploration & Production. (See Note 1.)
     Total segment revenues for Exploration & Production include $1,743 million, $1,456 million and $3,244 million of gas management revenues for the years ended December 31, 2010, 2009 and 2008, respectively. Gas management revenues include sales of natural gas in conjunction with marketing services provided to third parties and intercompany sales of fuel and shrink gas to the midstream businesses in Williams Partners. These revenues are substantially offset by similar amounts of gas management costs.
     The following table reflects total assets and equity method investments by reporting segment, including discontinued operations.

	Total Assets		Equity Method Investments
	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2008
	(Millions)
Williams Partners	$13,404	$12,479	$1,045	$593	$524
Exploration & Production	9,827	10,084	104	95	87
Midstream Canada & Olefins	922	835	—	—	—
Other	3,481	3,654	193	196	336
Eliminations	(2,662)	(1,772)	—	—	—

Total	$24,972	$25,280	$1,342	$884	$947